Accounts Receivable (Narrative) (Details)	Dec. 31, 2014
Pennsylvania [Member]
utility customers by geographic operating segment, percentage	47.00%
Ohio [Member]
utility customers by geographic operating segment, percentage	16.00%
North Carolina [Member]
utility customers by geographic operating segment, percentage	10.00%
Texas [Member]
utility customers by geographic operating segment, percentage	8.00%
Illinois [Member]
utility customers by geographic operating segment, percentage	7.00%